Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2019
Contingent liabilities and commitments
Contingent liabilities and commitments

18.        Contingent liabilities and commitments

Interchange fees

With respect to multi-lateral interchange fees (MIFs), the Group is not directly involved in the ongoing litigation (as described below) which involve card schemes such as Visa and Mastercard. However, the Group is a member / licensee of Visa and Mastercard and other card schemes:

•	Litigation brought by retailers continues in the English Courts against both Visa and Mastercard.
•	Litigation brought on behalf of UK consumers is also proceeding in the English Courts against Mastercard.
•	Any ultimate impact on the Group of the litigation against Visa and Mastercard remains uncertain at this time

Visa Inc completed its acquisition of Visa Europe on 21 June 2016. As part of this transaction, the Group and certain other UK banks also entered into a Loss Sharing Agreement (LSA) with Visa Inc, which clarifies the allocation of liabilities between the parties should the litigation referred to above result in Visa Inc being liable for damages payable by Visa Europe. The maximum amount of liability to which the Group may be subject under the LSA is capped at the cash consideration which was received by the Group at completion. Visa Inc may also have recourse to a general indemnity, previously in place under Visa Europe's Operating Regulations, for damages claims concerning inter or intra-regional MIF setting activities.

LIBOR and other trading rates

In July 2014, the Group announced that it had reached settlements totalling £217 million (at 30 June 2014 exchange rates) to resolve with UK and US federal authorities legacy issues regarding the manipulation several years ago of Group companies' submissions to the British Bankers' Association (BBA) London Interbank Offered Rate (LIBOR) and Sterling Repo Rate. The Swiss Competition Commission concluded its investigation against Lloyds in June 2019. The Group continues to cooperate with various other government and regulatory authorities, including a number of US State Attorneys General, in conjunction with their investigations into submissions made by panel members to the bodies that set LIBOR and various other interbank offered rates.

Certain Group companies, together with other panel banks, have also been named as defendants in private lawsuits, including purported class action suits, in the US in connection with their roles as panel banks contributing to the setting of US Dollar, Japanese Yen and Sterling LIBOR and the Australian BBSW Reference Rate. Certain of the plaintiffs' claims, have been dismissed by the US Federal Court for Southern District of New York (subject to appeals).

Certain Group companies are also named as defendants in (i) UK based claims; and (ii) two Dutch class actions, raising LIBOR manipulation allegations. A number of the claims against the Group in relation to the alleged mis-sale of interest rate hedging products also include allegations of LIBOR manipulation.

It is currently not possible to predict the scope and ultimate outcome on the Group of the various outstanding regulatory investigations not encompassed by the settlements, any private lawsuits or any related challenges to the interpretation or validity of any of the Group's contractual arrangements, including their timing and scale.

UK shareholder litigation

In August 2014, the Group and a number of former directors were named as defendants in a claim by a number of claimants who held shares in Lloyds TSB Group plc (LTSB) prior to the acquisition of HBOS plc, alleging breaches of duties in relation to information provided to shareholders in connection with the acquisition and the recapitalisation of LTSB. The defendants refute all claims made. A trial commenced in the English High Court on 18 October 2017 and concluded on 5 March 2018 with judgment to follow. It is currently not possible to determine the ultimate impact on the Group (if any).

Tax authorities

The Group has an open matter in relation to a claim for group relief of losses incurred in its former Irish banking subsidiary, which ceased trading on 31 December 2010. In 2013 HMRC informed the Group that their interpretation of the UK rules which allow the offset of such losses denies the claim. If HMRC’s position is found to be correct management estimate that this would result in an increase in current tax liabilities of approximately £770 million (including interest) and a reduction in the Group’s deferred tax asset of approximately £250 million. The Group does not agree with HMRC’s position and, having taken appropriate advice, does not consider that this is a case where additional tax will ultimately fall due. There are a number of other open matters on which the Group is in discussion with HMRC (including the tax treatment of certain costs arising from the divestment of TSB Banking Group plc), none of which is expected to have a material impact on the financial position of the Group.

Mortgage arrears handling activities

On 26 May 2016, the Group was informed that an enforcement team at the FCA had commenced an investigation in connection with the Group's mortgage arrears handling activities. This investigation is ongoing and the Group continues to cooperate with the FCA. It is not currently possible to make a reliable assessment of any liability that may result from the investigation including any financial penalty or public censure.

HBOS Reading - FCA investigation

The FCA's investigation into the events surrounding the discovery of misconduct within the Reading-based Impaired Assets team of HBOS has concluded. The FCA issued a final notice on 21 June 2019 announcing that the Group had agreed to settle the matter and pay a fine of £45.5 million.

Other legal actions and regulatory matters

In addition, during the ordinary course of business the Group is subject to other complaints and threatened or actual legal proceedings (including class or group action claims) brought by or on behalf of current or former employees, customers, investors or other third parties, as well as legal and regulatory reviews, challenges, investigations and enforcement actions, both in the UK and overseas. All such material matters are periodically reassessed, with the assistance of external professional advisers where appropriate, to determine the likelihood of the Group incurring a liability. In those instances where it is concluded that it is more likely than not that a payment will be made, a provision is established to management's best estimate of the amount required at the relevant balance sheet date. In some cases it will not be possible to form a view, for example because the facts are unclear or because further time is needed properly to assess the merits of the case, and no provisions are held in relation to such matters. In these circumstances, specific disclosure in relation to a contingent liability will be made where material. However the Group does not currently expect the final outcome of any such case to have a material adverse effect on its financial position, operations or cash flows.

Contingent liabilities and commitments arising from the banking business

	At 30 June	At 31 Dec
	2019	2018
	£m	£m

Contingent liabilities
Acceptances and endorsements	74	194
Other:
Other items serving as direct credit substitutes	1,042	632
Performance bonds and other transaction-related contingencies	2,462	2,425
	3,504	3,057
Total contingent liabilities	3,578	3,251

Commitments and guarantees
Documentary credits and other short-term trade-related transactions	1	1
Forward asset purchases and forward deposits placed	171	731

Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	15,011	11,594
Other commitments and guarantees	84,322	85,060
	99,333	96,654
1 year or over original maturity	37,599	37,712
Total commitments and guarantees	137,104	135,098

Of the amounts shown above in respect of undrawn formal standby facilities, credit lines and other commitments to lend,  £67,814 million (31 December 2018: £64,884 million) was irrevocable.